Funding Debts - Summary of the Remaining Contractual Maturity Dates of the Group's Funding Debts and Associated Interest Payments (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Maturities of Funding Debts
1 - 12 months	¥ 3,101,381
13 - 24 months	696,852
Total Funding Debts	3,798,233
Maturities of interest payments
1 - 12 months	247,104
13 - 24 months	48,012
Total interest payments	295,116
Liabilities to Funding Partners
Maturities of Funding Debts
1 - 12 months	3,101,381
13 - 24 months	696,852
Total Funding Debts	3,798,233
Interest payments
Maturities of interest payments
1 - 12 months	247,104
13 - 24 months	48,012
Total interest payments	¥ 295,116